Interim Condensed Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2023	Jan. 31, 2022
Cash flows from operating activities
Net income		$ 3,214	$ 4,095
Adjustments for non-cash items and others
Provision for credit losses		532	105
Depreciation		314	313
Deferred income taxes		(239)	227
Amortization and impairment of other intangibles		380	339
Net changes in investments in joint ventures and associates		(29)	(28)
Losses (Gains) on investment securities		(53)	(15)
Adjustments for net changes in operating assets and liabilities
Insurance claims and policy benefit liabilities		592	157
Net change in accrued interest receivable and payable		397	(11)
Current income taxes		905	(2,718)
Derivative assets		24,156	3,222
Derivative liabilities		(21,999)	(3,337)
Trading securities		2,688	(10,285)
Loans, net of securitizations		(4,704)	(22,864)
Assets purchased under reverse repurchase agreements and securities borrowed		(10,534)	(4,223)
Obligations related to assets sold under repurchase agreements and securities loaned		16,420	2,808
Obligations related to securities sold short		(264)	3,703
Deposits, net of securitizations		16,145	42,011
Brokers and dealers receivable and payable		(971)	2,013
Other		(9,091)	(7,078)
Net cash from (used in) operating activities		17,859	8,434
Cash flows from investing activities
Change in interest-bearing deposits with banks		(3,666)	16,218
Proceeds from sales and maturities of investment securities		34,282	23,101
Purchases of investment securities		(40,515)	(28,664)
Net acquisitions of premises and equipment and other intangibles		(698)	(590)
Net cash from (used in) investing activities		(10,597)	10,065
Cash flows from financing activities
Issuance of subordinated debentures		1,500	1,000
Repayment of subordinated debentures		(60)
Issue of common shares, net of issuance costs		22	31
Common shares purchased for cancellation			(1,214)
Issue of preferred shares and other equity instruments, net of issuance costs			749
Sales of treasury shares and other equity instruments		1,019	1,672
Purchases of treasury shares and other equity instruments		(1,059)	(1,671)
Dividends paid on shares and distributions paid on other equity instruments		(1,841)	(1,608)
Dividends/distributions paid to non-controlling interests		(7)	(1)
Change in short-term borrowings of subsidiaries		4,491
Repayment of lease liabilities		(166)	(163)
Net cash from (used in) financing activities		3,899	(1,205)
Effect of exchange rate changes on cash and due from banks		2,719	23
Net change in cash and due from banks		13,880	17,317
Cash and due from banks at beginning of period	[1]	72,397	113,846
Cash and due from banks at end of period	[1]	86,277	131,163
Cash flows from operating activities include:
Amount of interest paid		11,226	1,771
Amount of interest received		17,492	6,826
Amount of dividends received		832	867
Amount of income taxes paid		$ 1,436	$ 3,679

[1]	We are required to maintain balances with central banks and other regulatory authorities. The total balances were $2 billion as at January 31, 2023 (October 31, 2022 – $2 billion; January 31, 2022 – $2 billion; October 31, 2021 – $2 billion).